Taxes - Schedule of Statutory Effective Tax Rate (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Statutory Effective Tax Rate [Abstract]
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(10.30%)	(5.30%)	(7.70%)
Permanent difference				0.30%
Change in valuation allowance		2.50%	2.00%	1.20%
Effective tax rate		17.20%	21.70%	18.80%

[1]	Distance Learning and Huaxia Muke are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu ,Guangzhou Huafu Gansu Huafu and Zhihui Xinyu are subject to a favorable tax rate of 5%.